Corporate, Administration and Other Expenditure (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Professional and legal fees	R 104	R 92	R 87
Compliance and assurance cost	84	75	63
Corporate business development	73	38	20
Corporate office expenditure	1,356	1,007	847
Other corporate and administration expenses	30	82	27
Total corporate, administration and other expenditure	R 1,647	R 1,294	R 1,044